SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2022
Disclosure Of Entity's Operating Segments [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.
Brookfield Renewable’s operations are segmented by – 1) hydroelectric, 2) wind, 3) solar, 4) distributed energy & sustainability solutions (distributed generation, pumped storage, cogeneration, carbon capture and other), and 5) corporate – with hydroelectric and wind further segmented by geography (i.e., North America, Colombia, Brazil, Europe and Asia). This best reflects the way in which the CODM reviews results of our company.
The reporting to the CODM was revised during the quarter to incorporate the distributed energy & sustainable solutions business of Brookfield Renewable. The distributed energy & sustainable solutions business corresponds to a portfolio of multi-technology assets and investments that support the broader strategy of decarbonization of electricity grids around the world through distributed generation and offering of other sustainable services. The financial information of operating segments in the prior period has been restated to present the corresponding results of the distributed energy & sustainable solutions.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items.
Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.
Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and significant accounting policies. Brookfield Renewable analyzes the performance of its operating segments based on Funds From Operations. Funds From Operations is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of Funds From Operations used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
Brookfield Renewable uses Funds From Operations to assess the performance of Brookfield Renewable before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business. Brookfield Renewable includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within Funds From Operations in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.

The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2022:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Distributed energy & sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$297	$45	$67	$85	$32	$7	$10	$112	$68	$—	$723	$(47)	$598	$1,274
Other income	—	2	—	—	7	—	1	19	3	19	51	(1)	(36)	14
Direct operating costs	(93)	(13)	(22)	(31)	(6)	(1)	(2)	(27)	(24)	(8)	(227)	18	(157)	(366)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	30	2	32
	204	34	45	54	33	6	9	104	47	11	547	—	407
Management service costs	—	—	—	—	—	—	—	—	—	(65)	(65)	—	—	(65)
Interest expense	(46)	(7)	(14)	(16)	(5)	(2)	(3)	(28)	(12)	(20)	(153)	4	(145)	(294)
Current income taxes	(3)	(3)	(5)	—	—	—	—	(2)	3	—	(10)	4	(25)	(31)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(12)	(12)	—	—	(12)
Preferred equity	—	—	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Perpetual subordinated notes	—	—	—	—	—	—	—	—	—	(7)	(7)	—	—	(7)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(8)	(2)	(10)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(235)	(235)
Funds From Operations	155	24	26	38	28	4	6	74	38	(99)	294	—	—
Depreciation											(233)	10	(166)	(389)
Foreign exchange and financial instrument gain (loss)											(12)	—	6	(6)
Deferred income tax expense											(4)	(2)	(25)	(31)
Other											(44)	(15)	46	(13)
Share of earnings from equity-accounted investments											—	7	—	7
Net income attributable to non-controlling interests											—	—	139	139
Net income (loss) attributable to Unitholders(2)											$1	$—	$—	$1
(1)Share of earnings from equity-accounted investments of $29 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $96 million is comprised of amounts found on share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2021:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Distributed energy & sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$203	$45	$51	$86	$29	$7	$9	$102	$65	$—	$597	$(38)	$460	$1,019
Other income	16	1	9	7	48	1	—	4	1	18	105	(3)	118	220
Direct operating costs	(81)	(13)	(18)	(14)	(10)	(2)	(3)	(25)	(18)	(8)	(192)	15	(130)	(307)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	26	11	37
	138	33	42	79	67	6	6	81	48	10	510	—	459
Management service costs	—	—	—	—	—	—	—	—	—	(72)	(72)	—	—	(72)
Interest expense	(39)	(4)	(7)	(23)	(5)	(2)	(2)	(27)	(11)	(22)	(142)	7	(111)	(246)
Current income taxes	(2)	2	(2)	(2)	1	—	—	(1)	—	—	(4)	1	(19)	(22)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(15)	(15)	—	—	(15)
Preferred equity	—	—	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Perpetual subordinated notes										(3)	(3)	—	—	(3)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(8)	(7)	(15)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(322)	(322)
Funds From Operations	97	31	33	54	63	4	4	53	37	(108)	268	—	—
Depreciation											(246)	13	(146)	(379)
Foreign exchange and financial instrument gain (loss)											(67)	—	20	(47)
Deferred income tax expense											24	2	(6)	20
Other											(42)	5	(41)	(78)
Share of loss from equity-accounted investments											—	(20)	—	(20)
Net loss attributable to non-controlling interests											—	—	173	173
Net income (loss) attributable to Unitholders(2)											$(63)	$—	$—	$(63)
(1)Share of earnings from equity-accounted investments of $2 million is comprised of amounts found on the share of revenue, other income and direct operating costs, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $149 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2022:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Distributed generation, storage & other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	533	93	140	171	83	13	19	193	127	—	1,372	(96)	1,134	2,410
Other income	2	20	—	—	11	—	1	55	16	24	129	(13)	(31)	85
Direct operating costs	(190)	(26)	(42)	(57)	(15)	(3)	(4)	(54)	(48)	(16)	(455)	39	(300)	(716)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	70	4	74
	345	87	98	114	79	10	16	194	95	8	1,046	—	807
Management service costs	—	—	—	—	—	—	—	—	—	(141)	(141)	—	—	(141)
Interest expense	(91)	(12)	(24)	(32)	(9)	(3)	(6)	(54)	(22)	(40)	(293)	10	(277)	(560)
Current income taxes	(5)	(6)	(13)	—	(1)	—	—	(2)	2	—	(25)	7	(55)	(73)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(23)	(23)	—	—	(23)
Preferred equity	—	—	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Perpetual subordinated notes	—	—	—	—	—	—	—	—	—	(14)	(14)	—	—	(14)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(17)	(4)	(21)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(471)	(471)
Funds From Operations	249	69	61	82	69	7	10	138	75	(223)	537	—	—
Depreciation											(479)	19	(330)	(790)
Foreign exchange and financial instrument gain (loss)											(36)	1	(8)	(43)
Deferred income tax expense											26	(2)	(29)	(5)
Other											(125)	(13)	78	(60)
Share of loss from equity-accounted investments											—	(5)	—	(5)
Net loss attributable to non-controlling interests											—	—	289	289
Net income (loss) attributable to Unitholders(2)											(77)	—	—	(77)
(1)Share of earnings from equity-accounted investments of $48 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $182 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2021:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Distributed energy & sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	422	97	106	208	72	14	16	179	121	—	1,235	(77)	881	2,039
Other income	24	9	9	8	90	1	—	10	1	27	179	(5)	73	247
Direct operating costs	(160)	(25)	(38)	(56)	(28)	(5)	(4)	(49)	(35)	(15)	(415)	36	(319)	(698)
Share of revenue, other income and direct operating costs from equity-accounted investments												46	21	67
	286	81	77	160	134	10	12	140	87	12	999	—	656	—
Management service costs	—	—	—	—	—	—	—	—	—	(153)	(153)	—	—	(153)
Interest expense	(78)	(11)	(13)	(42)	(11)	(4)	(4)	(56)	(21)	(41)	(281)	13	(215)	(479)
Current income taxes	(2)	—	(4)	(2)	—	—	—	(1)	(1)	—	(10)	1	(25)	(38)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(29)	(29)	—	—	(29)
Preferred equity	—	—	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Perpetual subordinated notes										(3)	(3)	—	—	(3)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(14)	(11)	(25)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(405)	(405)
Funds From Operations	206	70	60	116	123	6	8	83	65	(227)	510	—	—
Depreciation											(483)	26	(290)	(747)
Foreign exchange and financial instrument gain (loss)											(67)	—	68	1
Deferred income tax expense											59	2	(8)	53
Other											(215)	7	31	(177)
Share of loss from equity-accounted investments											—	(35)	—	(35)
Net loss attributable to non-controlling interests											—	—	199	199
Net income (loss) attributable to Unitholders(2)											(196)	—	—	(196)
(1)Share of earnings from equity-accounted investments of $7 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests– in operating subsidiaries of $206 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides information on each segment's statement of financial position in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of financial position by aggregating the components comprising from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind				Solar	Distributed energy & sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
As at June 30, 2022
Cash and cash equivalents	$58	$28	$13	$39	$106	$1	$13	$111	$54	$14	$437	$(47)	$433	$823
Property, plant and equipment	14,994	1,746	1,959	3,250	633	279	274	3,368	2,185	—	28,688	(1,148)	22,054	49,594
Total assets	16,618	1,931	2,195	3,631	842	314	355	3,861	2,485	148	32,380	(584)	25,234	57,030
Total borrowings	4,058	270	625	1,602	407	88	193	2,601	1,098	2,556	13,498	(354)	10,271	23,415
Other liabilities	4,749	93	636	800	229	9	35	662	189	315	7,717	(221)	3,118	10,614
For the six months ended June 30, 2022:
Additions to property, plant and equipment	55	24	2	27	8	9	1	101	34	1	262	(20)	690	932
As at December 31, 2021
Cash and cash equivalents	$41	$4	$16	$30	$46	$5	$6	$104	$43	$245	$540	$(28)	$252	$764
Property, plant and equipment	15,188	1,680	2,032	3,286	676	277	266	3,355	2,183	—	28,943	(1,111)	21,600	49,432
Total assets	16,456	1,833	2,277	3,665	842	292	342	3,746	2,366	292	32,111	(518)	24,274	55,867
Total borrowings	4,126	261	526	1,628	474	74	195	2,736	996	2,156	13,172	(351)	8,708	21,529
Other liabilities	4,499	91	644	771	218	8	52	435	227	303	7,248	(167)	3,261	10,342
For the six months ended June 30, 2021:
Additions to property, plant and equipment	57	28	30	44	21	5	—	47	9	2	243	(3)	312	552
Geographical Information
The following table presents consolidated revenue split by reportable segment for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Hydroelectric
North America	$371	$237	$656	$508
Brazil	46	46	93	102
Colombia	274	213	579	440
	691	496	1,328	1,050
Wind
North America	175	184	339	362
Europe	47	41	124	109
Brazil	21	18	38	35
Asia	44	31	82	60
	287	274	583	566
Solar	207	159	349	282
Distributed energy & sustainable solutions	89	90	150	141
Total	$1,274	$1,019	$2,410	$2,039
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography region:

(MILLIONS)	June 30, 2022	December 31, 2021
United States	$25,456	$24,596
Colombia	8,171	8,497
Canada	7,413	7,651
Brazil	4,247	3,860
Europe	3,905	4,440
Asia	1,548	1,495
Other	18	—
	$50,758	$50,539